Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 21, 2011	Dec. 31, 2010	Aug. 16, 2013 HFS Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses					$ 1,200.0
Net revenues	6.3	253.7	279.5	282.7
Income from discontinued operations before income taxes	(0.9)	23.3	54.8	48.6
Provision for income taxes on discontinued operations	(0.5)	9.5	21.7	20.0
Net income (loss) from discontinued operations	$ (0.4)	$ 13.8	$ 33.1	$ 28.6